Other intangible assets	12 Months Ended
Dec. 31, 2017
Other intangible assets
21 Other intangible assets
end of	2017			2016
	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	27	(26)	1	28	(26)	2
Client relationships	47	(18)	29	50	(14)	36
Other	5	(3)	2	6	(3)	3
Total amortizing other intangible assets	79	(47)	32	84	(43)	41
Non-amortizing other intangible assets	191	–	191	172	–	172
of which mortgage servicing rights, at fair value	158	–	158	138	–	138
Total other intangible assets	270	(47)	223	256	(43)	213
Additional information
in	2017	2016	2015
Aggregate amortization and impairment (CHF million)
Aggregate amortization	7	8	18
Impairment	2	0	16
of which related to restructuring expenses	0	0	15
Estimated amortization
Estimated amortization (CHF million)
2018	8
2019	4
2020	3
2021	2
2022	2

Bank
Other intangible assets
20 Other intangible assets
end of	2017			2016
	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	27	(26)	1	28	(26)	2
Client relationships	47	(18)	29	50	(14)	36
Other	5	(3)	2	6	(3)	3
Total amortizing other intangible assets	79	(47)	32	84	(43)	41
Non-amortizing other intangible assets	191	–	191	172	–	172
of which mortgage servicing rights, at fair value	158	–	158	138	–	138
Total other intangible assets	270	(47)	223	256	(43)	213
Additional information
in	2017	2016	2015
Aggregate amortization and impairment (CHF million)
Aggregate amortization	7	8	18
Impairment	2	0	16
of which related to restructuring expenses	0	0	15
Estimated amortization
Estimated amortization (CHF million)
2018	8
2019	4
2020	3
2021	2
2022	2